UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.5%
Massachusetts 95.1%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,739,414
Series A, 4.0%, 4/1/2028	3,435,000	3,730,650
Series A, 4.0%, 3/1/2029	2,500,000	2,734,975
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,020,805
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,484,876
Series A, 5.0%, 11/1/2030	500,000	574,905
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,651,930
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 7/1/2035	3,970,000	4,263,423
Series A, 5.25%, 7/1/2021	2,000,000	2,243,500
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,344,358
Series A, 5.25%, 7/1/2028	10,000,000	12,822,700
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,148,630
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,782,101
Series 19, 4.0%, 2/1/2038	1,655,000	1,795,162
Series 18, 5.0%, 2/1/2040	3,000,000	3,442,260
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,500,785
Massachusetts, State College Building Authority Project Revenue, Series A, Prerefunded, 5.5%, 5/1/2039	5,730,000	6,027,731
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,206,420
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	2,999,225
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,260,832
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,769,010
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,796,625
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Prerefunded, 5.0%, 7/1/2028	1,500,000	1,621,545
5.0%, 7/1/2040	1,750,000	2,043,580
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2039	2,000,000	2,347,560
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,109,870
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,049,250
Series R-1, 5.0%, 7/1/2031	3,000,000	3,224,760
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	382,399
Series BB2, 4.0%, 10/1/2037	2,000,000	2,149,560
Series X, 5.0%, 10/1/2048	1,500,000	1,730,685
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,319,040
Series I, 5.0%, 7/1/2036	1,000,000	1,150,610
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	531,190
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 5.0%, 9/1/2041	2,000,000	2,378,580
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,496,650
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036	5,000,000	5,508,450
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,591,250
Massachusetts, State Development Finance Agency Revenue, Lawrence General Hospital, 5.0%, 7/1/2047	870,000	950,379
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	21,280
Series A-2, 5.5%, 11/15/2046	65,870	65,890
Series A-1, 6.25%, 11/15/2026	1,235,770	1,291,170
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	556,140
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,333,360
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,887,150
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue, Series S, 5.0%, 7/1/2037	1,405,000	1,660,752
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	548,430
Series L, Prerefunded, 5.0%, 7/1/2041	2,000,000	2,190,180
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,054,550
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,072,880
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,708,100
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,000,000	2,307,500
5.0%, 7/1/2036	800,000	922,712
Series A, 5.75%, 7/1/2039	3,350,000	3,550,899
Series A, Prerefunded, 5.75%, 7/1/2039	6,650,000	7,054,918
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,057,219
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,496,870
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,848,350
Series L, 5.0%, 7/1/2044	500,000	569,675
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,984,715
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	6,000,000	6,001,320
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	570,622
Prerefunded, 5.0%, 9/1/2040	3,500,000	3,802,050
Prerefunded, 5.0%, 9/1/2045	2,000,000	2,172,600
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,496,690
Massachusetts, State Development Finance Agency, Worcester Polytechnic Institute, Series B, 5.0%, 9/1/2045	2,000,000	2,357,140
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,241,500
Series G, 4.0%, 9/1/2037	5,000,000	5,362,950
Series A, 5.0%, 7/1/2036	7,000,000	8,336,720
Series A, 5.0%, 3/1/2041	5,000,000	5,737,200
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	235,644
Series A, 5.0%, 10/1/2037	690,000	691,822
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,480,000	1,578,686
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,898,970
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,165,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
Prerefunded, 5.375%, 7/1/2023	1,170,000	1,235,684
Prerefunded, 5.375%, 7/1/2025	1,285,000	1,357,140
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, Prerefunded, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,635,750
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,201,450
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, Prerefunded, 5.0%, 7/1/2034	10,000,000	10,445,600
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,180,405
Series M, 5.5%, 2/15/2028	3,000,000	3,877,710
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,613,520
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,184,140
Series B, 5.0%, 7/1/2034	1,350,000	1,452,168
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,439,360
Series A, 5.0%, 7/1/2040	3,500,000	4,089,400
Series B, 5.0%, 7/1/2040	8,500,000	9,110,980
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,000,000
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,722,640
Series B, 5.0%, 1/15/2031	4,480,000	5,309,248
Series C, 5.0%, 8/15/2037	3,000,000	3,549,090
Series B, 5.25%, 10/15/2035	10,000,000	11,228,700
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, Prerefunded, 5.0%, 6/1/2038	1,250,000	1,383,063
Series A, 5.0%, 6/1/2044	2,500,000	2,871,250
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	5,850,000	6,953,076
Series A, 5.0%, 6/1/2047	4,000,000	4,778,320
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,929,950
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,278,920
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,279
5.25%, 8/1/2031	12,615,000	16,708,063
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,847,200
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,808,485
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	11,306,642
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	775,000	802,985
Newton, MA, General Obligation, 3.0%, 4/1/2033	3,490,000	3,556,484
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,675,650
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,822,896
5.0%, 5/1/2030	1,595,000	1,749,890
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,457,250
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	752,213
Series 1, 5.0%, 11/1/2036	6,035,000	7,143,811
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,620,790
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,578,637
		399,516,568
Guam 2.4%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	4,213,451
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	4,012,570
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	260,000	293,714
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	379,174
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	459,953
Series A, 5.0%, 10/1/2037	315,000	355,654
Series A, 5.0%, 10/1/2038	285,000	321,281
Series A, 5.0%, 10/1/2040	200,000	225,106
		10,260,903
Total Municipal Bonds and Notes (Cost $390,999,457)		409,777,471
Underlying Municipal Bonds of Inverse Floaters (a) 3.9%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (b)	15,000,000	16,242,600
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 7.87%, 2/1/2018, Leverage Factor at purchase date: 2 to 1 (Cost $10,272,218)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $401,271,675)	101.4	426,020,071
Floating Rate Notes (a)	(1.8)	(7,500,000)
Other Assets and Liabilities, Net	0.4	1,574,639
Net Assets	100.0	420,094,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$426,020,071	$—	$426,020,071
Total	$—	$426,020,071	$—	$426,020,071

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018